Stockholders' Equity (Details) - USD ($)		3 Months Ended		9 Months Ended				12 Months Ended
	Apr. 01, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023	Jul. 11, 2025	Jun. 30, 2025	May 21, 2025	Apr. 07, 2025	Mar. 26, 2025	Feb. 26, 2025	Nov. 30, 2023	Sep. 04, 2020	Oct. 28, 2019
Stockholders’ Equity [Line Items]
Warrants issued with the exchange										913,692	98,444	52,000	372,268	39,968
Proceeds from exercise of warrants (in Dollars)					[1]	$ 653,000	[1]	$ 653,000
Fair value at issuance (in Dollars)										$ 248,000	$ 80,000	$ 590,000	$ 67,000	$ 863,000
Liability-classified warrants (in Dollars)		$ 8,500,000		$ 8,500,000
Risk-free interest rates				4.00%
Risk-free interest rates				4.40%
Dividend yield				0.00%
Expected volatility				75.00%
Preferred stock, shares issued		4,563		4,563				4,563
Preferred stock, shares outstanding		4,563		4,563				4,563
Preferred stock, liquidation preference (in Dollars)		$ 120,127,000		$ 120,127,000				$ 114,082,000
Preferred stock, dividends per share, declared (in Dollars per share)		$ 0
BR Brand Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants issued with the exchange	200,000																	200,000
Proceeds from exercise of warrants (in Dollars)	$ 653,000
Oaktree Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants and rights outstanding, term		7 years		7 years											7 years
Exercise price per share (in Dollars per share)		$ 10		$ 10
Fair value at issuance (in Dollars)		$ 7,860,000		$ 7,860,000											$ 7,860,000
Fair value, measurement with unobservable inputs reconciliation (in Dollars)		$ (4,340,000)		$ (640,000)
Oaktree Warrants [Member] | Oaktree Term Loan [Member]
Stockholders’ Equity [Line Items]
Warrants issued with the exchange		1,832,290		1,832,290											1,832,290
Exercise price per share (in Dollars per share)		$ 5.14		$ 5.14											$ 5.14
Senior Notes Payable [Member]
Stockholders’ Equity [Line Items]
Fair value at issuance (in Dollars)		$ 1,848,000		$ 1,848,000
Senior Notes Payable [Member] | Oaktree Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants and rights outstanding, term		7 years		7 years
Warrants [Member] | Oaktree Warrants [Member]
Stockholders’ Equity [Line Items]
Liability-classified warrants (in Dollars)		$ 8,500,000		$ 8,500,000
Minimum [Member] | Oaktree Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants issued with the exchange		98,444		98,444
Minimum [Member] | Oaktree Warrants [Member] | Oaktree Term Loan [Member]
Stockholders’ Equity [Line Items]
Percentage of fully diluted		6.00%		6.00%											6.00%
Maximum [Member] | Oaktree Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants issued with the exchange		913,692		913,692
Maximum [Member] | Oaktree Warrants [Member] | Oaktree Term Loan [Member]
Stockholders’ Equity [Line Items]
Percentage of fully diluted		19.90%		19.90%											19.90%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized																50,000
Treasury stock, shares, acquired		0	0	0		0
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued		2,834		2,834				2,834
Preferred stock, shares outstanding		2,834		2,834				2,834
Preferred stock, liquidation preference (in Dollars)		$ 74,507,000		$ 74,507,000				$ 70,854,000	$ 70,854,000
Dividends paid (in Dollars per share)			$ 0.4296875			$ 0.4296875
Series A Cumulative Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, liquidation preference (in Dollars)		$ 3,654,000		$ 3,654,000
Depositary Shares, each representing a 1/1000th fractional interest in a 6.875% share of Series A Cumulative Perpetual Preferred Stock
Stockholders’ Equity [Line Items]
Preferred stock, dividends per share, declared (in Dollars per share)				$ 0
Dividends paid (in Dollars per share)								$ 0.4296875	$ 0.4296875
Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares issued		1,729		1,729				1,729
Preferred stock, shares outstanding		1,729		1,729				1,729
Preferred stock, liquidation preference (in Dollars)		$ 45,619,000		$ 45,619,000				$ 43,228,000									$ 25,000
Preferred stock, dividends per share, declared (in Dollars per share)		$ 0		$ 0
Dividends paid (in Dollars per share)		$ 0.4609375		$ 0.4609375
Series B Cumulative Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, liquidation preference (in Dollars)		$ 2,391,000		$ 2,391,000

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.